WARRANTS (Schedule of warrants outstanding) (Details) - Warrants [Member] shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Class of Warrant or Right [Line Items]
Number of warrants, beginning balance	2,384	2,384	961	961	438
Exercised			(1)	(1)	(24)
Cancelled			(691)	(691)	(103)
Issued			2,115	2,115	650
Number of warrants, ending balance	2,384	2,384	2,384	2,384	961
Weighted average exercise price, beginning balance | (per share)	$ 9.9	$ 9.9		$ 24.84	$ 67.46
Weighted average exercise price, Exercised | $ / shares				8	9.83
Weighted average exercise price, Cancelled | $ / shares				8	60
Weighted average exercise price, Issued | $ / shares				2.5	1.2
Weighted average exercise price, ending balance | (per share)	$ 9.9		$ 9.9	$ 9.9	$ 24.84